Investments in Associates and Joint Ventures - Detailed Information about Movement of Investments in Associates and Joint Ventures (Parenthetical) (Detail) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	Oct. 31, 2017	Oct. 30, 2017	Dec. 31, 2017 CNY (¥) ¥ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥) $ / shares	Dec. 31, 2017 $ / shares	Aug. 16, 2017 CNY (¥) shares
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Impairment loss			¥ (1,010)		¥ (1,010)
Restricted period of the investment			36 months
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Number of shares acquired | shares			1,869,586,305
Total investment in associate			¥ 13,200		13,200
Ownership interest in associate			43.686%	[1]		43.686%
Impairment loss			¥ 0		¥ 0	¥ 0	¥ 0
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Per share value | $ / shares								$ 5.39
Ownership interest in associate			29.79%	[2]		29.991%
Cash dividend declared, per share | $ / shares					¥ 0.167		¥ 0.120
Cash dividend received			¥ 314			¥ 239
Impairment loss			¥ (1,010)		¥ (1,010)	¥ (1,010)	¥ (1,010)
China Unicom [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Per share value | ¥ / shares			¥ 6.33		¥ 6.33
Total investment in associate									¥ 21,700
Ownership interest in associate	10.56%	0.08%	10.56%	[3]
Impairment loss			¥ 0		¥ 0
Number of shares acquired | shares									3,177,159,590
Top of range [member] | China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Per share value | ¥ / shares			¥ 7.01		¥ 7.01

[1]	The Company proposed to subscribe for 1,869,586,305 additional shares offering of CGB at no more than RMB7.01 per share, with a total consideration of RMB13.2 billion. The specific subscription price and quantity will be subject to the adjustment based on the valuation result filed to state-owned assets authority. Upon the completion of transaction, the Company will hold 43.686% of CGB's ownership interest, unchanged from prior to the transaction. As at 31 December 2017, the transaction has been reviewed and approved by the Board of Directors of the Company, and the relevant parties of the transaction have not entered into the contracts.
[2]	The 2016 final dividend of HKD0.12 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 18 May 2017. The Company received a cash dividend amounting to RMB239 million. The 2017 interim dividend of HKD0.167 in cash per ordinary share was approved and declared by the board of directors of Sino-Ocean on 23 August 2017. The Company received a cash dividend amounting to RMB314 million. Sino-Ocean, the Group's associate is listed in Hong Kong. On 29 December 2017 (the last trading day in 2017), the stock price of Sino-Ocean was HKD5.39 per share. As at 31 December 2017, an impairment loss of RMB1.01 billion for the investment in Sino-Ocean had been made by the Group. The Group performed an impairment test to this investment on 31 December 2017. The recoverable amount of this investment valued by the Group approximated to the carrying amount and therefore no impairment loss was made for this investment in 2017.
[3]	On 16 August 2017, the Company entered into an agreement to acquire 3,177,159,590 non-public offering of A ordinary shares of China Unicom, with a total consideration of RMB21.7 billion to participate into the Mixed Ownership Reform of China Unicom. Upon the completion of the transaction as at 31 October 2017, the Group's share percentage of China Unicom increased from 0.08% to 10.56%, making the Company the second largest shareholder of China Unicom. In accordance with the articles of China Unicom, the Company is entitled to nominate candidates for the Board of Directors and Supervisors. The candidate of Board of Directors nominated by the Company was approved in the General Meeting of China Unicom on 8 February 2018. The management considered that the Group can exert significant influence upon China Unicom, and therefore accounted for it as an associate. On 29 December 2017 (the last trading day in 2017), the stock price of China Unicom was RMB6.33 per share. As at 31 December 2017, the Company had not yet completed the valuation for fair value of the identifiable net assets of China Unicom.